Document and Entity Information	May 31, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001847590
Document Type	8-K/A
Document Period End Date	May 31, 2022
Entity Registrant Name	Bowman Consulting Group Ltd.
Entity Incorporation State Country Code	DE
Entity File Number	001-40371
Entity Tax Identification Number	54-1762351
Entity Address, Address Line One	12355 Sunrise Valley Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20191
City Area Code	(703)
Local Phone Number	464-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BWMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by Bowman Consulting Group Ltd. (the “Company”) with the Securities and Exchange Commission (“SEC”) on June 7, 2022 (the “Original Form 8-K”).The Original Form 8-K reported that on May 31, 2022, Gary Bowman, the Chief Executive Officer, President, and Director of the Company entered into a stock trading plan pursuant to Rule 10b5-1 of the Securities Exchange Act of 1934, as amended (the “10b5-1 Plan”) and the Company’s insider trading policy. The 10b5-1 Plan relates to the sales of up to 30,000 shares of Company common stock, subject to the terms and conditions of the 10b5-1 Plan, during a 12-month period from September 2022 through August 2023. This Amendment is to provide certain additional information regarding the terms of the 10b5-1 which permits sales of up to 5,000 shares per month during the first six months, subject to a minimum price of $16.00 per share, with a rolling cumulative catch-up provision. As of May 11, 2022, Mr. Bowman beneficially owned approximately 2.7 million shares of the Company’s common stock; accordingly, the maximum number of shares that may be sold under the 10b-5-1 Plan represent approximately 1.1% of Mr. Bowman’s holdings.